Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment

8. Property, plant and equipment

Property, plant and equipment consisted of the following at March 31, 2024 and December 31, 2023:

	March 31,	December 31,
	2024	2023
Furniture and fixtures	$19,880	$19,880
Computer equipment	43,784	43,784
	63,664	63,664
Less: Accumulated depreciation	(28,003)	(24,500)
Property, plant and equipment - net	$35,661	$39,164

Depreciation expense was $3,503 and $3,164 for the three months ended March 31, 2024 and 2023, respectively.

9. Property, plant and equipment

Property, plant and equipment consisted of the following at December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Furniture and fixtures	$19,880	$56,696
Computer equipment	43,784	23,896
	63,664	80,592
Less: Accumulated depreciation	(24,500)	(24,396)
Property, plant and equipment - net	$39,164	$56,196

Depreciation expense was $16,235 and $3,948 for the years ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company disposed of $52,357 in assets related to VitalityRx, which included an adjustment to accumulated depreciation in the amount of $16,129 and a loss on disposition of $36,228.